Commitments and Contingencies (Details Textual) - USD ($)		1 Months Ended
	Oct. 13, 2015	Aug. 31, 2016
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Affiliate Costs	$ 10,000	$ 10,000
Consulting agreements annual fee	550,000
Aggregate Success Fee	$ 1,125,000
Underwriting Agreements [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Upfront underwriting discount	2.00%
Deferred Underwriting Discount Percent	3.50%